Document and Entity Information	Feb. 10, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 05, 2025
Entity File Number	1-14066
Entity Registrant Name	SOUTHERN COPPER CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3849074
Entity Address, Address Line One	1440 E. Missouri Ave
Entity Address, Adress Line Two	Suite 160
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85014
City Area Code	602
Local Phone Number	264-1375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SCCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001001838
Amendment Flag	false